Restatement of Previously Issued Financial Statements - Summary of Restatement of Warrants in Financial Statements (Detail) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 25, 2020	Jul. 30, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities		$ 53,805,433	$ 22,513,065
Total Liabilities		64,176,959	30,666,731
Class A ordinary shares subject to possible redemption		139,450,500	173,122,110
Additional paid-in capital		43,531,612	9,860,338
Accumulated deficit		(38,532,806)	(4,861,190)
Total Shareholders' Equity		5,000,003	5,000,009		$ 0
Transaction costs allocable to warrant liabilities		(768,391)	(768,391)
Change in fair value of warrant liabilities		(31,292,368)	(3,090,130)
Net loss		(33,671,616)	(4,861,190)
Initial classification of Class A ordinary shares subject to possible redemption			174,883,010
Change in value of Class A ordinary shares subject to possible redemption		(33,671,610)	(1,760,900)
Initial classification of warrant liabilities			20,960,000
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	$ 0		0	$ 0
Total Liabilities	7,002,230		8,153,666	7,002,230
Additional paid-in capital	5,016,761		6,002,037	5,005,991
Accumulated deficit	(17,379)		(1,002,669)	(6,606)
Total Shareholders' Equity	$ 5,000,005		$ 5,000,004	$ 5,000,008
Number of shares subject to possible redemption	18,950,647		19,563,518	18,951,724
Transaction costs allocable to warrant liabilities	$ 0		$ 0
Change in fair value of warrant liabilities	0		0
Net loss	(17,379)		(1,002,669)
Initial classification of Class A ordinary shares subject to possible redemption	189,517,240		196,631,240
Change in value of Class A ordinary shares subject to possible redemption	(10,770)		(996,060)
Initial classification of warrant liabilities			0
Restatement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	21,060,000		22,513,065	$ 20,960,000
Total Liabilities	21,060,000		22,513,065	20,960,000
Additional paid-in capital	3,014,779		3,858,301	2,914,781
Accumulated deficit	(3,014,990)		(3,858,521)	(2,914,990)
Total Shareholders' Equity	$ 0		$ 5	$ 0
Number of shares subject to possible redemption	(2,106,000)		(2,251,306)	(2,096,000)
Transaction costs allocable to warrant liabilities	$ (754,990)		$ (768,391)
Change in fair value of warrant liabilities	(2,260,000)		(3,090,130)
Net loss	(3,014,990)		(3,858,521)
Initial classification of Class A ordinary shares subject to possible redemption	(20,960,000)		(21,748,230)
Change in value of Class A ordinary shares subject to possible redemption	(100,000)		(764,840)
Initial classification of warrant liabilities	20,960,000		20,960,000
As Restated
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	21,060,000		22,513,065	$ 20,960,000
Total Liabilities	28,062,230		30,666,731	27,962,230
Additional paid-in capital	8,031,540		9,860,338	7,920,772
Accumulated deficit	(3,032,369)		(4,861,190)	(2,921,596)
Total Shareholders' Equity	$ 5,000,005		$ 5,000,009	$ 5,000,008
Number of shares subject to possible redemption	16,844,647		17,312,211	16,855,724
Transaction costs allocable to warrant liabilities	$ (754,990)		$ (768,391)
Change in fair value of warrant liabilities	(2,260,000)		(3,090,130)
Net loss	(3,032,369)		(4,861,190)
Initial classification of Class A ordinary shares subject to possible redemption	168,557,240		174,883,010
Change in value of Class A ordinary shares subject to possible redemption	(110,770)		(1,760,900)
Initial classification of warrant liabilities	20,960,000		20,960,000
Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares		$ 679	$ 343
Number of shares subject to possible redemption		13,945,050	17,312,211
Basic and diluted net loss per share		$ 0.00	$ 0
Class A [Member] | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares subject to possible redemption	189,506,470		$ 195,635,180	$ 189,517,240
Class A ordinary shares	105		118	105
Class A [Member] | Restatement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares subject to possible redemption	(21,060,000)		(22,513,070)	(20,960,000)
Class A ordinary shares	211		225	209
Class A [Member] | As Restated
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares subject to possible redemption	168,446,470		173,122,110	168,557,240
Class A ordinary shares	$ 316		343	$ 314
Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares		$ 518	518
Net loss		$ (33,671,616)	$ (4,861,190)
Basic and diluted net loss per share		$ (6.50)	$ (0.94)
Class B [Member] | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per share	$ 0.00		(0.19)
Class B [Member] | Restatement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per share	(0.58)		(0.75)
Class B [Member] | As Restated
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per share	$ (0.58)		$ (0.94)